Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Examination [Line Items]
Estimated Tax Settlement Interest Gain (Loss) Noncash, Range, Lower Limit					$ 220
Change in Unrecognized Tax Benefits Is Reasonably Possible Estimated Range of Change, Lower Bound	$ 50		$ 50
Change in Unrecognized Tax Benefits Is Reasonably Possible Estimated Range of Change, Upper Bound	495		495
Balance at January 1			1,169	$ 1,089	1,223
Additions for tax positions related to the current year			69	206	164
Additions for tax positions of prior years			167	99	435
Reductions for tax positions of prior years			61	101	47
Settlements			258	124	686
Balance at December 31	1,086		1,086	1,169	1,089
Gross interest expense related to unrecognized tax benefits			41	39	180
Total accrued interest balance at December 31	185		$ 185	$ 176	292
Unrecognized Tax Benefits Increases Resulting From Current Period Tax Positions, Uncertain Timing					87
Closure of IRS audit of UTC Tax Years 2011-2012 [Member]
Income Tax Examination [Line Items]
Tax Settlement Gain (Loss) Noncash	172
Tax Settlement Interest Gain (Loss) Noncash	$ 22
Closure of IRS audit of Goodrich Corporation Tax Years 2011-2012
Income Tax Examination [Line Items]
Tax Settlement Gain (Loss) Noncash		$ 58
Resolution of various tax audit, appeal & litigation activity [Member]
Income Tax Examination [Line Items]
Tax Settlement Gain (Loss) Noncash					508
Tax Settlement Interest Gain (Loss) Noncash					$ 132